SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits Prepayments And Other Receivables Net
Balance at beginning of	$ (69,000)	$ (2,000)
Provision		(67,000)	$ (1,000)
Written-off	69,000
Balance at end of		$ (69,000)	$ (2,000)